UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (23.0%)
COMMON STOCKS (21.9%)
APPAREL (0.3%)
Billabong International, Ltd.	36,715	$52,281

BUILDING MATERIALS (0.5%)
James Hardie Industries NV - ADR	2,200	96,096

CHEMICALS (1.1%)
Nufarm, Ltd.	39,806	228,821

ELECTRIC (2.6%)
AGL Energy, Ltd.	31,974	527,540

HEALTHCARE-PRODUCTS (1.3%)
Cochlear, Ltd.	4,000	277,184

HEALTHCARE-SERVICES (1.6%)
Sonic Healthcare Ltd.	25,628	340,694

INSURANCE (2.6%)
QBE Insurance Group, Ltd.	36,988	545,742

MINING (5.4%)
Orica Ltd.	13,079	342,105
OZ Minerals Ltd.	30,866	245,223
PanAust, Ltd. (1)	210,000	525,237

		1,112,565

OIL & GAS (2.6%)
Santos, Ltd.	27,826	314,354
Woodside Petroleum, Ltd.	6,518	231,178

		545,532

RETAIL (1.8%)
Wesfarmers, Ltd.	11,073	379,235

TRANSPORTATION (2.1%)
Asciano Group	93,333	425,681

TOTAL COMMON STOCKS
(Cost $3,822,785)		4,531,371

	Principal

CORPORATE BONDS (1.1%)
CBA Capital Australia, Ltd., 3.50%, 4/15/15 (2) (3) (4)	$300,000	229,592

TOTAL CORPORATE BONDS
(Cost $202,443)		229,592

TOTAL AUSTRALIA
(Cost $4,025,228)		4,760,963

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (76.7%)
COMMON STOCKS (71.7%)
AGRICULTURE (0.7%)
PGG Wrightson, Ltd. (1)	609,340	$152,977

BUILDING MATERIALS (1.8%)
Fletcher Building, Ltd.	73,291	362,656

COAL (0.0%)
Pike River Coal, Ltd. (1) (5)	1,145,295	—

COMMERCIAL SERVICES (20.3%)
Guinness Peat Group PLC	495,906	202,812
Mowbray Collectables, Ltd. (6)	821,593	299,414
Northland Port Corp. (NZ), Ltd.	81,425	123,312
Port of Tauranga, Ltd.	107,248	988,405
South Port New Zealand, Ltd.	1,027,930	2,580,647

		4,194,590

DIVERSIFIED FINANCIAL SERVICES (2.7%)
Heartland New Zealand, Ltd. (1)	1,252,765	558,002

ELECTRIC (1.7%)
Infratil, Ltd.	206,699	349,855

ELECTRICAL COMPONENTS & EQUIPMENT (1.9%)
Cavotec SA	130,250	396,458

ENGINEERING & CONSTRUCTION (3.0%)
Auckland International Airport, Ltd.	307,229	619,534

HEALTHCARE-PRODUCTS (0.9%)
Ebos Group, Ltd.	30,000	186,346

HEALTHCARE-SERVICES (7.7%)
Ryman Healthcare, Ltd.	400,000	1,185,617
Wakefield Health, Ltd.	90,588	403,494

		1,589,111

HOME FURNISHINGS (3.2%)
Scott Technology, Ltd.	477,628	669,174

MEDIA (3.1%)
Sky Network Television, Ltd.	159,745	642,965

METAL FABRICATE/HARDWARE (3.0%)
Methven, Ltd.	606,250	623,532

OIL & GAS (2.9%)
New Zealand Oil & Gas, Ltd.	924,805	610,395

REITS (4.0%)
Goodman Property Trust	358,959	293,609
Vital Healthcare Property Trust	537,875	535,784

		829,393

RETAIL (5.3%)
Briscoe Group, Ltd.	405,000	573,980
Colonial Motor Co., Ltd.	199,565	515,559

		1,089,539

TELECOMMUNICATIONS (4.7%)
TeamTalk, Ltd.	445,094	969,633

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (76.7%) – Continued
COMMON STOCKS (71.7%) – Continued
TRANSPORTATION (4.8%)
Freightways, Ltd.	173,540	$543,893
Mainfreight, Ltd.	60,000	453,353

		997,246

TOTAL COMMON STOCKS
(Cost $11,966,064)		14,841,406

PREFERRED STOCKS (2.3%)
INVESTMENT COMPANIES (2.3%)
ASB Capital, Ltd., 3.46% (2) (3)	954,218	479,118

TOTAL PREFERRED STOCKS
(Cost $686,799)		479,118

	Principal

CORPORATE BONDS (2.7%)
Credit Agricole SA, 10.04%, 12/29/49 (2) (3) (4)	$600,000	208,940
Sky Network Television, Ltd., 3.60%, 10/16/16 (2) (3) (4)	500,000	362,812

TOTAL CORPORATE BONDS
(Cost $660,159)		571,752

TOTAL NEW ZEALAND
(Cost $13,313,022)		15,892,276

	Shares

SHORT-TERM INVESTMENTS (0.1%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (7)	16,327	16,327

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,327)		16,327

TOTAL INVESTMENTS (99.8%)
(Cost $17,354,577)		20,669,566
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		35,091

NET ASSETS (100.0%)		$20,704,657

(1)	Non-income producing.
(2)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2012.
(3)	Callable.
(4)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(5)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(6)	Affiliated Investment. See Notes to Schedules of Investments.
(7)	Rate disclosed is the seven day yield as of July 31, 2012.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Africa Fund

	Shares		Value
COMMON STOCKS (38.7%)
EGYPT (3.2%)
Orascom Construction Industries ADR		800	$33,920

GUERNSEY (1.1%)
Agriterra, Ltd. (1)		210,000	11,195

SOUTH AFRICA (29.0%)
Capitec Bank Holdings, Ltd.		1,500	39,514
Discovery Holdings, Ltd.		6,000	39,151
Grindrod, Ltd.		20,000	31,249
Imperial Holdings, Ltd. ADR		1,200	27,528
MTN Group, Ltd. ADR		2,600	46,800
Sasol, Ltd. ADR		1,100	45,639
Shoprite Holdings, Ltd. ADR		900	35,361
Standard Bank Group, Ltd./South Africa ADR		1,400	38,780

			304,022

UNITED KINGDOM (5.4%)
SABMiller PLC ADR		500	21,710
Tullow Oil PLC ADR		3,500	34,930

			56,640

TOTAL COMMON STOCKS
(Cost $399,917)			405,777

EXCHANGE TRADED FUNDS (38.7%)
UNITED STATES (38.7%)
iShares MSCI South Africa Index Fund		3,200	206,304
Market Vectors Africa Index ETF		7,140	199,706

TOTAL EXCHANGE TRADED FUNDS
(Cost $407,325)			406,010

	Principal

INTERNATIONAL BOND (2.5%)
SOUTH AFRICA (2.5%)
South Africa Government Bond, 8.00%, 12/21/18 (2)	R	200,000	26,389

TOTAL INTERNATIONAL BONDS
(Cost $26,677)			26,389

	Shares

SHORT-TERM INVESTMENTS (10.0%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (3)		104,482	104,482

TOTAL SHORT-TERM INVESTMENTS
(Cost $104,482)			104,482

TOTAL INVESTMENTS (89.9%)
(Cost $938,401)			942,658
OTHER ASSETS IN EXCESS OF LIABILITIES (10.1%)			106,431

NET ASSETS (100.0%)			$1,049,089

(1)	Non-income producing.
(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3)	Rate disclosed is the seven day yield as of July 31, 2012.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (85.2%)
AUTO PARTS & EQUIPMENT (4.7%)
NGK Spark Plug Co., Ltd.	6,000	$70,118
Sumitomo Rubber Industries, Ltd.	10,000	121,216

		191,334

BANKS (2.0%)
Mizuho Financial Group, Inc.	30,000	49,536
Nishi-Nippon City Bank, Ltd.	15,000	33,024

		82,560

BEVERAGES (2.2%)
Coca-Cola West Co., Ltd.	2,000	34,355
Kirin Holdings Co., Ltd.	5,000	57,088

		91,443

CHEMICALS (1.3%)
JSR Corp.	3,000	53,376

COMPUTERS (4.1%)
Fujitsu, Ltd.	10,000	39,680
INES Corp.	5,000	30,272
Melco Holdings, Inc.	2,500	51,232
Otsuka Corp.	500	44,160

		165,344

COSMETICS/PERSONAL CARE (3.7%)
Unicharm Corp.	2,700	148,954

DISTRIBUTION/WHOLESALE (3.6%)
Marubeni Corp.	20,000	135,168
Yamae Hisano Co., Ltd.	1,000	12,800

		147,968

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Kyushu Leasing Service Co., Ltd.	4,000	8,448

ELECTRIC (2.5%)
Hokkaido Electric Power Co., Inc.	6,000	55,373
Tohoku Electric Power Co., Inc. (1)	7,000	45,337

		100,710

ELECTRONICS (4.6%)
Hamamatsu Photonics K.K.	1,500	52,877
Hoya Corp.	4,000	89,395
Star Micronics Co., Ltd.	5,000	46,976

		189,248

ENGINEERING & CONSTRUCTION (3.6%)
Kajima Corp.	33,000	95,040
Taihei Dengyo Kaisha, Ltd.	6,000	41,472
Takada Corp.	3,000	12,019

		148,531

ENTERTAINMENT (2.4%)
Sankyo Co., Ltd.	2,000	99,584

FOOD (0.5%)
Maxvalu Kyushu Co., Ltd.	1,500	20,410

HAND/MACHINE TOOLS (2.5%)
Meidensha Corp.	28,000	103,578

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (85.2%) – Continued
HEALTHCARE-PRODUCTS (5.2%)
Asahi Intecc Co., Ltd.	4,000	$109,619
Terumo Corp.	2,500	103,040

		212,659

INSURANCE (4.2%)
Dai-ichi Life Insurance Co., Ltd.	80	85,196
T & D Holdings, Inc.	4,000	41,165
Tokio Marine Holdings ADR	2,000	45,300

		171,661

LEISURE TIME (0.5%)
Shimano, Inc.	300	20,045

MACHINERY-DIVERSIFIED (4.4%)
Fanuc, Ltd.	1,000	156,288
Torishima Pump Manufacturing Co., Ltd.	2,500	24,192

		180,480

METAL FABRICATE/HARDWARE (0.3%)
Okano Valve Manufacturing Co.	5,000	13,568

REAL ESTATE (3.9%)
Mitsui Fudosan Co., Ltd.	3,000	58,598
Sumitomo Realty & Development Co., Ltd.	4,000	100,967

		159,565

REITS (1.7%)
Fukuoka REIT Corp.	10	70,784

RETAIL (2.5%)
Sugi Holdings Co., Ltd.	2,500	83,424
TOTAL MEDICAL SERVICE Co., Ltd.	1,000	17,920

		101,344

TOYS/GAMES/HOBBIES (1.7%)
Nintendo Co., Ltd.	600	67,200

TRANSPORTATION (22.9%)
Daiichi Koutsu Sangyo Co., Ltd.	1,000	7,667
East Japan Railway Co.	1,500	96,384
Hankyu Hanshin Holdings, Inc.	22,000	118,272
Kawasaki Kisen Kaisha Ltd. (1)	30,000	46,080
Keikyu Corp.	13,000	121,638
Keio Corp.	18,000	132,711
Kintetsu World Express, Inc.	2,000	62,310
Mitsui OSK Lines Ltd.	18,000	55,066
Nippon Express Co., Ltd.	15,000	61,440
Nishi-Nippon Railroad Co., Ltd.	5,000	21,760
Tobu Railway Co., Ltd.	18,000	97,690
Yamato Holdings Co., Ltd.	7,000	115,315

		936,333

TOTAL COMMON STOCKS
(Cost $3,030,804)		3,485,127

	Contracts

CALL OPTIONS (0.4%)
iShares MSCI Japan Index Fund, Strike Price: $8.00, Expiration 1/19/2013 (1)	150	16,500
iShares MSCI Japan Index Fund, Strike Price: $13.00, Expiration 1/19/2013 (1)	145	0

TOTAL CALL OPTIONS
(Cost $38,275)		16,500

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
EXCHANGE TRADED FUNDS (5.5%)
iShares MSCI Japan Index Fund	25,000	$224,750

TOTAL EXCHANGE TRADED FUNDS
(Cost $224,063)		224,750

SHORT-TERM INVESTMENTS (8.8%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (2)	360,166	360,166

TOTAL SHORT-TERM INVESTMENTS
(Cost $360,166)		360,166

TOTAL INVESTMENTS (99.9%)
(Cost $3,653,308)		4,086,543
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		5,762

NET ASSETS (100.0%)		$4,092,305

(1)	Non-income producing.
(2)	Rate disclosed is the seven day yield as of July 31, 2012.

ADR — American Depository Receipt

REIT — Real Estate Investment Trusts

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (86.0%)
BERMUDA (3.3%)
Bunge, Ltd.	6,500	$427,505

BRAZIL (0.7%)
Vale SA ADR	5,000	90,250

CANADA (2.7%)
InterOil Corp. (1)	4,000	342,560

FRANCE (5.1%)
Arkema SA ADR	4,130	302,523
BNP Paribas ADR	6,000	111,240
Total SA ADR	5,200	238,940

		652,703

GERMANY (2.0%)
Siemens AG ADR	3,000	254,070

GUERNSEY (2.3%)
Amdocs, Ltd. (1)	10,000	297,500

INDIA (1.3%)
ICICI Bank, Ltd. ADR	5,000	173,100

ISRAEL (4.7%)
NICE Systems, Ltd. ADR (1)	10,000	360,000
Teva Pharmaceutical Industries, Ltd. ADR	6,000	245,340

		605,340

JAPAN (2.1%)
Nidec Corp. ADR	14,000	273,840

MEXICO (2.7%)
Grupo Televisa SA ADR	15,000	341,850

NETHERLANDS (2.4%)
Unilever NV	9,000	311,850

SOUTH AFRICA (1.5%)
Shoprite Holdings, Ltd. ADR	5,000	196,450

SPAIN (2.4%)
Banco Santander SA ADR	29,214	174,115
Repsol YPF SA ADR	8,363	133,892

		308,007

SWITZERLAND (6.4%)
Nestle SA ADR	7,750	477,632
Roche Holding AG ADR	8,000	354,880

		832,512

UNITED KINGDOM (16.0%)
Anglo American PLC ADR	11,830	174,256
BG Group PLC ADR	10,000	198,100
BP PLC ADR	4,528	180,667
Centrica PLC ADR	7,000	140,140
Diageo PLC ADR	2,000	213,800
InterContinental Hotels Group PLC ADR	10,000	247,000
Old Mutual PLC ADR	13,125	259,441
Prudential PLC ADR	18,000	428,040
Vodafone Group PLC ADR	7,875	226,406

		2,067,850

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (86.0%) – Continued
UNITED STATES (30.4%)
AECOM Technology Corp. (1)	10,000	$162,100
AGCO Corp. (1)	5,000	219,200
BorgWarner, Inc. (1)	2,000	134,200
Chemed Corp.	4,200	263,634
Conmed Corp.	15,720	431,357
DENTSPLY International, Inc.	8,700	316,158
Johnson Controls, Inc.	6,000	147,900
KVH Industries, Inc. (1)	30,000	391,500
LifePoint Hospitals, Inc. (1)	4,500	171,540
Lufkin Industries, Inc.	5,000	230,250
Norfolk Southern Corp.	4,000	296,200
Northwest Natural Gas Co.	5,000	243,450
Pentair, Inc.	10,760	471,611
Starwood Hotels & Resorts Worldwide, Inc.	5,000	270,750
Tenneco, Inc. (1)	6,000	175,740

		3,925,590

TOTAL COMMON STOCKS
(Cost $8,727,597)		11,100,977

PREFERRED STOCKS (5.6%)
UNITED STATES (5.6%)
Chesapeake Energy Corp., 4.50% (2)	1,000	84,000
HSBC USA, Inc., Series F, 3.50%, Callable 8/30/12 (3) (4)	18,000	402,120
HSBC USA, Inc., Series G, 4.00%, Callable 8/30/12 (3) (4)	10,000	233,200

TOTAL PREFERRED STOCKS
(Cost $561,255)		719,320

SHORT-TERM INVESTMENTS (8.6%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (5)	1,116,773	1,116,773

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,116,773)		1,116,773

TOTAL INVESTMENTS (100.2%)
(Cost $10,405,625)		12,937,070
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(23,427)

NET ASSETS (100.0%)		$12,913,643

(1)	Non-income producing.
(2)	Convertible security.
(3)	Callable.
(4)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2012.
(5)	Rate disclosed is the seven day yield as of July 31, 2012.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (92.9%)
BUILDING MATERIALS (9.0%)
Cemex SAB de CV ADR (1)	14,037	$97,697
CRH PLC ADR	3,000	54,840
James Hardie Industries NV - ADR	9,000	393,120
Lafarge SA ADR	5,000	57,350
Pretoria Portland Cement Co., Ltd. ADR	12,500	77,875

		680,882

ENGINEERING & CONSTRUCTION (2.3%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	115,843
Kajima Corp. ADR	2,000	57,300

		173,143

HOME BUILDERS (5.7%)
China Housing & Land Development, Inc. (1)	40,000	54,000
Desarrolladora Homex SAB de CV ADR (1)	7,000	83,020
MDC Holdings, Inc.	5,000	159,300
Toll Brothers, Inc. (1)	4,500	131,265

		427,585

LODGING (7.6%)
Gaylord Entertainment Co. (1)	5,000	183,750
Home Inns & Hotels Management, Inc. ADR (1)	8,500	155,210
InterContinental Hotels Group PLC ADR	2,000	49,400
Marriott International, Inc., Class A	5,035	183,375

		571,735

REAL ESTATE (6.0%)
Alto Palermo SA ADR	11,500	150,075
Gafisa SA ADR (1)	12,000	29,400
IRSA Inversiones y Representaciones SA ADR	6,000	42,000
WP Carey & Co., LLC	5,000	230,900

		452,375

REITS-APARTMENTS (11.3%)
AvalonBay Communities, Inc.	1,547	227,548
Campus Crest Communities, Inc.	11,000	120,560
Equity Residential	5,700	360,867
Essex Property Trust, Inc.	900	141,624

		850,599

REITS-DIVERSIFIED (4.9%)
Vornado Realty Trust	2,507	209,334
Washington Real Estate Investment Trust	6,000	160,200

		369,534

REITS-HEALTH CARE (2.1%)
Health Care REIT, Inc.	2,500	155,575

REITS-HOTELS (8.3%)
Host Hotels & Resorts, Inc.	15,317	224,854
LaSalle Hotel Properties	11,000	288,860
Pebblebrook Hotel Trust	5,000	113,600

		627,314

REITS-OFFICE PROPERTY (14.6%)
Alexandria Real Estate Equities, Inc.	2,500	183,700
BioMed Realty Trust, Inc.	9,000	169,200
Boston Properties, Inc.	2,500	277,250
Corporate Office Properties Trust SBI MD	4,000	89,040
Douglas Emmett, Inc.	6,000	141,060
SL Green Realty Corp.	3,000	236,250

		1,096,500

SCHEDULE OF INVESTMENTS – July 31, 2012 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (92.9%) – Continued
REITS-SHOPPING CENTERS (3.8%)
Acadia Realty Trust	4,985	$119,341
Saul Centers, Inc.	4,100	170,724

		290,065

REITS-SINGLE TENANT (1.6%)
National Retail Properties, Inc.	4,000	118,000

REITS-STORAGE (4.6%)
Extra Space Storage, Inc.	10,500	343,770

REITS-WAREHOUSE/INDUSTRIES (2.1%)
EastGroup Properties, Inc.	3,000	160,440

RETAIL (2.2%)
Kingfisher PLC ADR	20,000	165,400

SAVINGS & LOANS (2.0%)
Harleysville Savings Financial Corp.	8,675	149,644

TELECOMMUNICATIONS (4.8%)
American Tower Corp., Class A	2,500	180,775
SBA Communications Corp., Class A (1)	3,000	177,180

		357,955

TOTAL COMMON STOCKS
(Cost $6,126,146)		6,990,516

EXCHANGE TRADED FUNDS (2.1%)
Guggenheim China Real Estate ETF	8,500	157,335

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		157,335

	Principal

CORPORATE BONDS (3.4%)
BUILDING MATERIALS (3.4%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (2)	$250,000	255,000

TOTAL CORPORATE BONDS
(Cost $250,141)		255,000

	Contracts

CALL OPTIONS (1.6%)
Autodesk, Inc., Strike Price: $20.00, Expiration 1/19/2013 (1)	70	91,350
St. Joe Co. (The), Strike Price: $10.00, Expiration 1/19/2013 (1)	50	32,500

TOTAL CALL OPTIONS
(Cost $149,440)		123,850

	Shares

SHORT-TERM INVESTMENTS (0.3%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (3)	19,731	19,731

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,731)		19,731

TOTAL INVESTMENTS (100.3%)
(Cost $6,689,611)		7,546,432
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(19,060)

NET ASSETS (100.0%)		$7,527,372

(1)	Non-income producing.
(2)	Callable.
(3)	Rate disclosed is the seven day yield as of July 31, 2012.

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

Federal Tax Information

At July 31, 2012, the gross unrealized appreciation (depreciation) on investments based on cost for securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$5,920,743	$27,521	$803,357	$2,982,568	$1,797,572
Gross unrealized depreciation	(2,607,830)	(23,264)	(370,122)	(451,135)	(983,775)
Net unrealized appreciation on foreign currency translations	1,395	(11,804)	340	-	-

Net unrealized appreciation	$3,314,308	$(7,547)	$433,575	$2,531,433	$813,797

Cost of investments	$17,356,653	$938,401	$3,653,308	$10,405,637	$6,732,635

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended July 31, 2012 appears below:

							Change in
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/2011	7/31/2012	10/31/2011	Purchases	Sales	Depreciation	7/31/2012	Income	Gain/(Loss)
Mowbray Collectibles Ltd.	7.36%	821,593	821,593	$398,677	$-	$-	($99,263)	$299,414	$-	$-

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund, the measure is based on a comparison to the iShares MSCI Australia Index Fund and in the Japan Fund it is based on a comparison between the S&P 500 Futures — Tokyo close to the U.S. close.

B) Fair Value Measurements  – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2012:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$19,372,777	$-	$-	$19,372,777
Preferred Stocks*	479,118	-	-	479,118
Corporate Bonds	801,344	-	-	801,344
Short Term Investments	16,327	-	-	16,327

Total	$20,669,566	$-	$-	$20,669,566

	Africa Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$811,787	$-	$-	$811,787
International Bond	26,389			26,389
Short Term Investments	104,482	-	-	104,482

Total	$942,658	$-	$-	$942,658

	Japan Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$3,709,877	$-	$-	$3,709,877
Call Options	16,500	-	-	16,500
Short Term Investments	360,166	-	-	360,166

Total	$4,086,543	$-	$-	$4,086,543

	Global Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$9,033,127	$-	$-	$9,033,127
United Kingdom	1,808,409	259,441		2,067,850
Preferred Stocks	719,320	-	-	719,320
Short Term Investment	1,116,773	-	-	1,116,773

Total	$12,677,629	$259,441	$-	$12,937,070

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$6,990,516	$-	$-	$6,990,516
Exchange Traded Funds	157,335	-	-	157,335
Corporate Bonds	-	255,000	-	255,000
Call Options	123,850	-	-	123,850
Short Term Investments	19,731	-	-	19,731

Total	$7,291,432	$255,000	$-	$7,546,432

*	All sub-categories within the security type represent their respective evaluation status unless otherwise shown.
**	There were no Level 3 securities held as of July 31, 2012

Certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. As a result of such an event at October 31, 2011, these securities were fair valued by the service and therefore, categorized in Level 2. On July 31, 2012, conditions were not met requiring securities to be fair valued and therefore, categorized in Level 1. During the period ended July 31, 2012, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value. Certain securities, due to an absence of trading activity on a particular day, are assigned an evaluated price and are therefore given a Level 2 categorization. Other securities, which experience trading activity on a particular day, and therefore receive a market close price, are given a Level 1 categorization. As a result, between October 31, 2011 and July 31, 2012, the Global Fund had a preferred stock move from Level 2 to Level 1 and a common stock move from Level 1 to Level 2. During the period ended July 31, 2012, these transactions represent the only significant transfers between each of the three Levels. The Funds did not hold any Level 3 securities during the period ended July 31, 2012. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of transfers between all hierarchy levels from October 31, 2011, to July 31, 2012.

	Australia/New Zealand Fund	Japan Fund	Global Fund

Transfers into Level 1	$16,090,773	$2,984,422	$84,000
Transfers out of Level 1	-	-	(259,441)

Net Transfers in (out) of Level 1	$16,090,773	$2,984,422	$(175,441)

Transfers into Level 2	$-	$-	$259,441
Transfers out of Level 2	(16,090,773)	(2,984,422)	(84,000)

Net Transfers in (out) of Level 2	$(16,090,773)	$(2,984,422)	$175,441

Item 2. Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 25, 2012

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
September 25, 2012